Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Liabilities Current [Abstract]
Other Current Liabilities
12.	Other current liabilities

Other current liabilities consist of followings:

	As of December 31,
	2018	2019
	$	$
Payroll	3,699	9,590
Professional service fee	1,564	774
Payables for purchase of property and equipment	1,709	416
Payables for purchase of intangible assets	225	—
Others	570	2,394
Total	7,767	13,174